Stockholders' Equity - Additional Information (Detail)	Jan. 22, 2021 $ / shares shares	Jan. 22, 2021 $ / shares shares
Subsidiary or Equity Method Investee [Line Items]
Preferred stock shares authorized | shares	1,000,000	1,000,000
Preferred Stock par or stated value per share	$ 0.0001	$ 0.0001
Preferred Stock, Shares Issued | shares	0	0
Preferred Stock, Shares Outstanding | shares	0	0
Common Stock, Par Value	$ 0.0001	$ 0.0001
Number of trading days for determining the share price		30 days
Sale of stock issue price per share	9.20	$ 9.20
Minimum [Member]
Subsidiary or Equity Method Investee [Line Items]
Share Price	10.00	10.00
Triggering Share Price One [Member] | Minimum [Member]
Subsidiary or Equity Method Investee [Line Items]
Share Price	18.00	$ 18.00
Number of consecutive trading days for determining the share price		20 days
Number of days of notice to be given for the redemption of warrants		30 days
Number of days prior to the date of notifying the warrant holders for determining the total trading period		3 days
Triggering Share Price One [Member] | Warrant Redemption Price One [Member] | Minimum [Member]
Subsidiary or Equity Method Investee [Line Items]
Class of warrants or rights redemption price	0.01	$ 0.01
Triggering Share Price Two [Member] | Minimum [Member]
Subsidiary or Equity Method Investee [Line Items]
Share Price	10.00	$ 10.00
Number of consecutive trading days for determining the share price		20 days
Number of trading days for determining the share price		30 days
Number of days of notice to be given for the redemption of warrants		30 days
Number of days prior to the date of notifying the warrant holders for determining the total trading period		3 days
Triggering Share Price Two [Member] | Warrant Redemption Price Two [Member] | Minimum [Member]
Subsidiary or Equity Method Investee [Line Items]
Class of warrants or rights redemption price	$ 0.10	$ 0.10
After The Completion Of A Business Combination Or Earlier Upon Redemption Or Liquidation [Member]
Subsidiary or Equity Method Investee [Line Items]
Class of warrants or rights term	5 years	5 years
Exercise price of warrants	$ 11.50	$ 11.50
Event Trigerring The Value Of Warrants [Member]
Subsidiary or Equity Method Investee [Line Items]
Share Price	$ 9.20	$ 9.20
Number of consecutive trading days for determining the share price		20 days
Percentage of gross proceeds from share issue for the purposes of business combination		60.00%
Event Trigerring The Value Of Warrants [Member] | Market Value [Member]
Subsidiary or Equity Method Investee [Line Items]
Redemption price of warrants in percentage	115.00%	115.00%
Redemption price of common stock percentage	180.00%	180.00%
Event Trigerring The Value Of Warrants [Member] | Newly Issued Price [Member]
Subsidiary or Equity Method Investee [Line Items]
Redemption price of warrants in percentage	115.00%	115.00%
Redemption price of common stock percentage	180.00%	180.00%
Warrant Excercise Period One [Member]
Subsidiary or Equity Method Investee [Line Items]
Class of warrants or rights number of days from the closure of business combination within which excersing can be done		30 days
Warrant Excercise Period Two [Member]
Subsidiary or Equity Method Investee [Line Items]
Class of warrants or rights number of days from the closure of business combination within which excersing can be done		12 months
Class A [Member]
Subsidiary or Equity Method Investee [Line Items]
Common Stock, Shares Authorized | shares	200,000,000	200,000,000
Common stock description of voting rights		one
Common Stock, Par Value	$ 0.0001	$ 0.0001
Common Stock, Shares, Issued | shares	0	0
Common Stock, Shares, Outstanding | shares	0	0
Temporary equity shares outstanding | shares	200,000,000	200,000,000
Class A [Member] | Founder Shares [Member]
Subsidiary or Equity Method Investee [Line Items]
Percentage of common stock shares outstanding	20.00%	20.00%
Number of consecutive trading days for determining the share price		20 days
Number of trading days for determining the share price		30 days
Class A [Member] | Founder Shares [Member] | Minimum [Member]
Subsidiary or Equity Method Investee [Line Items]
Share Price	$ 12.00	$ 12.00
Class B [Member]
Subsidiary or Equity Method Investee [Line Items]
Common Stock, Shares Authorized | shares	20,000,000	20,000,000
Common stock description of voting rights		one
Common Stock, Par Value	$ 0.0001	$ 0.0001
Common Stock, Shares, Issued | shares	6,468,750	6,468,750
Common Stock, Shares, Outstanding | shares	6,468,750	6,468,750
Class B [Member] | Founder Shares [Member]
Subsidiary or Equity Method Investee [Line Items]
Common Stock, Shares, Outstanding | shares	6,408,750	6,408,750
Percentage of common stock shares outstanding	20.00%	20.00%
Common stock share subject to forfeiture | shares	843,750	843,750
Private Placement Warrants And Class A Stock Issuable Upon Exercise Of Private Placement Warrants [Member]
Subsidiary or Equity Method Investee [Line Items]
Class of warrants or rights lock in period		30 days